Dividends	12 Months Ended
Sep. 30, 2018
Other Liabilities Disclosure [Abstract]
Dividends

Note 19 — Dividends

The Company’s Board of Directors declared the following dividends during the fiscal years ended September 30, 2018, 2017 and 2016:

Declaration Date	Dividends Per Ordinary Share	Record Date	Total Amount	Payment Date
July 31, 2018	$0.250	September 28, 2018	$35,046	October 19, 2018
May 10, 2018	$0.250	June 29, 2018	$35,363	July 20, 2018
January 30, 2018	$0.250	March 30, 2018	$35,635	April 20, 2018
November 8, 2017	$0.220	December 29, 2017	$31,558	January 19, 2018
August 2, 2017	$0.220	September 29, 2017	$31,736	October 23, 2017
May 9, 2017	$0.220	June 30, 2017	$31,981	July 14, 2017
February 1, 2017	$0.220	March 31, 2017	$32,223	April 14, 2017
November 8, 2016	$0.195	December 30, 2016	$28,606	January 13, 2017
July 26, 2016	$0.195	September 30, 2016	$28,693	October 21, 2016
May 4, 2016	$0.195	June 30, 2016	$28,836	July 15, 2016
February 2, 2016	$0.195	March 31, 2016	$29,206	April 15, 2016
November 10, 2015	$0.170	December 31, 2015	$25,565	January 15, 2016

The amounts payable as a result of the July 31, 2018, August 2, 2017 and July 26, 2016 declarations were included in accrued expenses and other current liabilities as of September 30, 2018, 2017 and 2016, respectively.

On November 8, 2018, the Company’s Board of Directors approved quarterly dividend payment of $0.25 per share, and set December 31, 2018 as the record date for determining the shareholders entitled to receive the dividend, which is payable on January 18, 2019.

On November 8, 2018, the Company’s Board of Directors also approved, subject to shareholder approval at the January 2019 annual general meeting of shareholders, an increase in the quarterly cash dividend to $0.285 per share, anticipated to be paid in April 2019.